Common Stock (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 29, 2018	Oct. 24, 2017	Oct. 17, 2017	Dec. 07, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares sold	206,000			1,000,000
Sale of stock price per share	$ 0.60			$ 0.30
Total cash consideration	$ 123,600			$ 300,000
Number of shares called by each warrants	1			1
Warrants term				24 months
Fair value of embedded warrants	$ 44,454			$ 132,458
Common stock shares authorized					495,000,000	495,000,000	495,000,000
Common stock par value					$ 0.00001	$ 0.00001	$ 0.00001
Common stock voting rights					All common shares are entitled to one vote per share in all matters submitted to the shareholders.	All common shares are entitled to one vote per share in all matters submitted to the shareholders
Preferred stock shares issued
Preferred stock shares outstanding
Volatility [Member]
Fair value measurement				163.00%
Discount Rate [Member] | Minimum [Member]
Fair value measurement				1.68%
Discount Rate [Member] | Maximum [Member]
Fair value measurement				1.80%
Class A Warrants [Member]
Number of shares called by each warrants				1
Warrants exercise price per share				$ 0.50	$ 0.50	$ 0.50
Class B Warrants [Member]
Number of shares called by each warrants				1
Warrants exercise price per share				$ 1.20	$ 1.20
Common Stock [Member]
Sale of stock price per share						$ 0.60
Fair value of embedded warrants				$ 132,458
Common stock shares authorized					8,797,577	8,591,577
13 Shareholders [Member]
Number of shares sold			6,300,000
Sale of stock price per share			$ 0.01
Total cash consideration			$ 63,000
1 Shareholder [Member]
Number of shares sold		666,667
Sale of stock price per share		$ 0.075
Total cash consideration		$ 50,000
Holders [Member]
Common stock shares authorized					195	189